Summary of Significant Accounting Policies - Additional Information (Detail) $ in Thousands, € in Millions	12 Months Ended
	Dec. 31, 2021 EUR (€) segment	Dec. 31, 2021 USD ($) segment	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 USD ($)
Allowance for doubtful accounts		$ 0		$ 0
Finite-Lived Intangible Asset, Useful Life	15 years	15 years
impairment charges		$ 0		0
Revenue from contract with customer		8,600		5,400
Operations and technology expenses		13,800		12,400
Related Party Transaction, Amounts of Transaction		$ 0		0
Contract with customer timing of satisfaction of performance obligation and payment	Customer payments are due when control of services is transferred to the customer and are not conditional on anything other than payment terms, which typically are less than 60 days	Customer payments are due when control of services is transferred to the customer and are not conditional on anything other than payment terms, which typically are less than 60 days
Threshold minimum percentage for recognition of tax benefit	50.00%	50.00%
Reimbursed costs under the coronavirus job retention scheme	€ 0.3	$ 400	€ 0.8	1,100
Number of Operating Segments | segment	2	2
Number of Reportable Segments | segment	2	2
Right-of-use assets		$ 42,000		47,000
Lease liabilities		$ 46,000		$ 51,000
Operating Lease, Liability, Statement of Financial Position [Extensible Enumeration]		Lease liabilities		Lease liabilities
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]		Right-of-use assets		Right-of-use assets
First Customer [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member]
Concentration Risk, Percentage	47.00%	47.00%	57.00%	57.00%
Second Customer [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member]
Concentration Risk, Percentage	29.00%	29.00%	27.00%	27.00%
Third Customer [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member]
Concentration Risk, Percentage	16.00%	16.00%
Maximum [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member]
Concentration Risk, Percentage	10.00%	10.00%	10.00%	10.00%
Public Warrant [Member]
Warrants and Rights Outstanding		$ 9,343,750
Private Placement Warrants [Member]
Warrants and Rights Outstanding		$ 6,316,667